Loans Receivable - Summary of Age Analysis of Post Due Receivables (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Past due receivables	$ 617,476	$ 700,370	$ 266,279
Past due receivables Current	8,149,032	7,409,707	4,647,000
Total Financing Receivables	8,766,508	8,110,077	4,913,279
Recorded Investment > 90 Days and Accruing	312,139	389,431	124,397
31-60 Days Past Due [Member]
Past due receivables	191,216	157,316	65,684
61-90 Days Past Due [Member]
Past due receivables	114,121	153,623	76,198
Greater Than 90 Days [Member]
Past due receivables	$ 312,139	$ 389,431	$ 124,397